Transactions with related parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with related parties
3.	Transactions with related parties:

On January 20, 2022, United was incorporated by Seanergy, under the laws of the Republic of the Marshall Islands to serve as the holding company of the Predecessor upon consummation of the Spin-Off (Note 1). Following the Spin-Off, United and Seanergy are independent publicly-traded companies. The Spin-Off was pro rata to the shareholders of the Parent, including holders of the Parent’s outstanding common shares and Series B preferred shares, so that such holders maintained the same proportionate interest in the Parent and in United both immediately before and immediately after the Spin-Off.

Contribution and Conveyance Agreement: Prior to the consummation of the Spin-Off, United entered into a Contribution and Conveyance Agreement with Seanergy. Pursuant to the Contribution and Conveyance Agreement, Seanergy, immediately prior to the Spin-Off, contributed (i) all of the Predecessor’s shares to United as a capital contribution, and (ii) an aggregate of $5,000 in cash as working capital, in exchange for the issuance of 5,000 Series C Preferred Shares to Seanergy, the cancellation of the then outstanding common shares of United and the issuance of 1,512,004 common shares of United and 40,000 Series B Preferred Shares to Seanergy (the “Distribution Shares”). Seanergy distributed the Distribution Shares to its shareholders on a pro rata basis as a special dividend. Additionally, Seanergy agreed to indemnify United for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Gloriuship prior to the effective date of the Spin-Off, except for the July 2022 EnTrust Facility.
Rights of First Refusal: Prior to the consummation of the Spin-Off, United entered into a Right of First Refusal Agreement with Seanergy. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any vessel sales by Seanergy. United exercised such right with respect to the sale of the Goodship and the Tradership (Note 5). Upon a change of control of United or Seanergy occurring (as defined therein), such rights terminate immediately.

The Spin-Off was accounted for at fair values since the assets contributed did not meet the definition of a business and their fair value was objectively measurable and clearly realizable in an outright sale at or near the distribution (Note 7). The equity contribution from the consummation of the Spin-Off was $18,728 including the $5,000 cash received in exchange of issuance of the 5,000 Series C Preferred Shares and is presented in “Spin-off transaction” in the accompanying consolidated statement of stockholders’ equity.

On July 26, 2022, the Company issued additional 5,000 Series C Preferred Shares to Seanergy in exchange for $5,000 cash in connection with United’s funding the deposits payable for four tanker vessels acquired between August and September 2022 (Note 5).

On November 28, 2022, the outstanding 10,000 Series C preferred shares of United held by Seanergy were redeemed by the Company at a price equal to 105% of the original issue price for a total cash outflow of $10,500. Total dividends paid in respect with the Series C Preferred Shares up to date of redemption amounted to $243.

Management Agreements:

Master Management Agreement
United entered into a master management agreement with Seanergy for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management Corp. (“Seanergy Management”). In consideration of Seanergy providing such services (“service providers”), United pays a fixed administration fee of $325 per vessel per day to Seanergy. The initial term of the master management agreement with Seanergy will expire on December 31, 2024. Unless three months’ notice of non-renewal is given by either party prior to the end of the then current term, this agreement will automatically extend for additional 12-month periods. The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable.
For the year ended December 31, 2023 and from inception, January 20, 2022, to December 31, 2022, management fees charged from Seanergy amounted to $760 and $203, respectively, and are presented under “Management fees- related party” in the accompanying statement of operations. As of December 31, 2023 and 2022, the balance due to Seanergy amounted to $252 and $439, respectively, and is included in “Due to related parties” in the accompanying consolidated balance sheets.
Technical Management Agreement
In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for the Gloriuship, Chrisea, Cretansea, Oasea and Goodship. Pursuant to the management agreements, Seanergy Shipmanagement earns a fixed management fee of $10 per month for such services for the Goodship and a fixed management fee of $14 per month for the remaining vessels.

For the year ended December 31, 2023 and from inception, January 20, 2022, to December 31, 2022, management fees charged from Seanergy Shipmanagement amounted to $661 and $82, respectively, and are presented under “Management fees- related party” in the accompanying statement of operations. As of December 31, 2023 and 2022, the balance due to Seanergy Shipmanagement amounted to $198 and $NIL, respectively and is included in “Due to related parties” in the accompanying consolidated balance sheets.
Commercial Management Agreement
United had entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023, except for the Epanastasea for which such agreement was in effect up until her sale to her new owners in August 2023. United was paying to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management also earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, United’s subsidiary, United Management Corp. (“United Management”) has entered into a commercial management agreement with Seanergy Management pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including, inter alia, accounting services, voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United is paying to Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf (not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction).

For the year ended December 31, 2023 and from inception, January 20, 2022, to December 31, 2022, fees charged under the commercial agreement amounted to $329 and $296, respectively, and are included in “Vessels revenue, net” in the accompanying statement of operations.
For the year ended December 31, 2023 and from inception, January 20, 2022, to December 31, 2022, fees charges in relation to purchase services amounted to $1,073 and $795 and are presented in “Right-of-use assets” (Note 6) and “Vessel, net” (Note 5) respectively.
For the year ended December 31, 2023 and from inception, January 20, 2022, to December 31, 2022, fees charges in relation to sale services amounted to $375 and $1,015 and are presented in “Gain on sale of vessels, net” in the accompanying statement of operations.

As of December 31, 2023 and 2022, balance from and balance due to Seanergy Management amounted to $142 and $390 and is included in “Due from related parties” and “Due to related parties”, respectively, in the accompanying consolidated balance sheets.

On October 14, 2022 and December 28, 2022, the Compensation Committee of the Company granted 200,000 shares and 120,000 shares, respectively, to certain of the Company’s service providers (Note 14).

On December 27, 2022, the Company entered into definitive agreements to acquire two Capesize vessels from Seanergy for an aggregate purchase price of $36,250 (Note 5).